Allowance for expected credit losses - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Probability-weighted
Allowance For Impairment Losses [Line Items]
ECL allowance	£ 5,028	£ 4,796
Upside
Allowance For Impairment Losses [Line Items]
ECL allowance	3,620	3,452
Base case
Allowance For Impairment Losses [Line Items]
ECL allowance	4,348	4,128
Downside
Allowance For Impairment Losses [Line Items]
ECL allowance	5,485	5,273
Severe downside
Allowance For Impairment Losses [Line Items]
ECL allowance	9,921	9,405
UK mortgages | Probability-weighted
Allowance For Impairment Losses [Line Items]
ECL allowance	1,331	1,209
UK mortgages | Upside
Allowance For Impairment Losses [Line Items]
ECL allowance	544	514
UK mortgages | Base case
Allowance For Impairment Losses [Line Items]
ECL allowance	878	790
UK mortgages | Downside
Allowance For Impairment Losses [Line Items]
ECL allowance	1,502	1,434
UK mortgages | Severe downside
Allowance For Impairment Losses [Line Items]
ECL allowance	4,535	3,874
Credit cards | Probability-weighted
Allowance For Impairment Losses [Line Items]
ECL allowance	769	763
Credit cards | Upside
Allowance For Impairment Losses [Line Items]
ECL allowance	606	596
Credit cards | Base case
Allowance For Impairment Losses [Line Items]
ECL allowance	733	727
Credit cards | Downside
Allowance For Impairment Losses [Line Items]
ECL allowance	840	828
Credit cards | Severe downside
Allowance For Impairment Losses [Line Items]
ECL allowance	1,155	1,180
Other Retail | Probability-weighted
Allowance For Impairment Losses [Line Items]
ECL allowance	1,030	1,016
Other Retail | Upside
Allowance For Impairment Losses [Line Items]
ECL allowance	921	907
Other Retail | Base case
Allowance For Impairment Losses [Line Items]
ECL allowance	1,005	992
Other Retail | Downside
Allowance For Impairment Losses [Line Items]
ECL allowance	1,075	1,056
Other Retail | Severe downside
Allowance For Impairment Losses [Line Items]
ECL allowance	1,294	1,290
Commercial Banking | Probability-weighted
Allowance For Impairment Losses [Line Items]
ECL allowance	1,897	1,807
Commercial Banking | Upside
Allowance For Impairment Losses [Line Items]
ECL allowance	1,548	1,434
Commercial Banking | Base case
Allowance For Impairment Losses [Line Items]
ECL allowance	1,731	1,618
Commercial Banking | Downside
Allowance For Impairment Losses [Line Items]
ECL allowance	2,067	1,953
Commercial Banking | Severe downside
Allowance For Impairment Losses [Line Items]
ECL allowance	2,936	3,059
Other | Probability-weighted
Allowance For Impairment Losses [Line Items]
ECL allowance	1	1
Other | Upside
Allowance For Impairment Losses [Line Items]
ECL allowance	1	1
Other | Base case
Allowance For Impairment Losses [Line Items]
ECL allowance	1	1
Other | Downside
Allowance For Impairment Losses [Line Items]
ECL allowance	1	2
Other | Severe downside
Allowance For Impairment Losses [Line Items]
ECL allowance	£ 1	£ 2